Core Alternative ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 93.1%		Shares	Value
Basic Materials - 3.6%
Air Products & Chemicals, Inc.		12,150	$3,205,778
Mosaic Co.		65,678	1,955,234
			5,161,012

Communications - 4.8%
Alphabet, Inc. - Class A		22,782	3,908,024
FactSet Research Systems, Inc.		7,115	2,939,136
			6,847,160

Consumer, Cyclical - 10.9%
Dollar General Corp.		13,211	1,590,472
Genuine Parts Co.		24,486	3,602,135
McDonald's Corp.		13,664	3,626,426
Starbucks Corp.		34,463	2,686,391
Walmart, Inc.		60,693	4,165,968
			15,671,392

Consumer, Non-cyclical - 20.1%
Amgen, Inc.		12,361	4,109,662
CVS Health Corp.		140	8,446
Diageo PLC - ADR		22,430	2,798,142
Eli Lilly & Co.		3,787	3,045,770
Johnson & Johnson		25,261	3,987,449
Merck & Co., Inc.		28,853	3,264,140
PepsiCo, Inc.		20,237	3,494,323
Procter & Gamble Co.		23,049	3,705,357
UnitedHealth Group, Inc.		7,723	4,449,684
			28,862,973

Energy - 5.5%
Chevron Corp.		23,605	3,787,894
Exxon Mobil Corp.		35,022	4,153,259
			7,941,153

Financial - 13.1%
Aflac, Inc.		44,453	4,239,927
Chubb Ltd.		14,228	3,922,090
CME Group, Inc.		11,360	2,200,546
JPMorgan Chase & Co.		19,145	4,074,056
Morgan Stanley		42,668	4,403,764
			18,840,383

Industrial - 11.1%
Emerson Electric Co.		34,478	4,037,719
Lockheed Martin Corp.		7,699	4,172,242
Norfolk Southern Corp.		15,369	3,835,488
Waste Management, Inc.		19,199	3,890,869
			15,936,318

Technology - 18.9%
Accenture PLC - Class A		10,151	3,356,124
Advanced Micro Devices, Inc. (a)		12,713	1,836,774
Apple, Inc.		15,841	3,517,969
Broadridge Financial Solutions, Inc.		16,973	3,632,222
Fiserv, Inc. (a)		26,134	4,274,739
Microsoft Corp.		9,346	3,909,899
NXP Semiconductors NV		11,032	2,903,181
Paychex, Inc.		29,548	3,782,735
			27,213,643

Utilities - 5.1%
NextEra Energy, Inc.		41,598	3,177,671
Southern Co.		49,731	4,153,533
			7,331,204
TOTAL COMMON STOCKS (Cost $119,682,226)			133,805,238

REAL ESTATE INVESTMENT TRUSTS - 2.5%		Shares	Value
Realty Income Corp.		63,177	3,628,255
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,549,135)			3,628,255

PURCHASED OPTIONS - 0.9%(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.9%			$–
S&P 500 Index		–	$–
Expiration: 08/02/2024; Exercise Price: $5,495.00	$ 55,223,000	100	184,500
Expiration: 08/02/2024; Exercise Price: $5,375.00	96,640,250	175	30,187
Expiration: 08/08/2024; Exercise Price: $5,465.00	124,251,750	225	549,000
Expiration: 08/14/2024; Exercise Price: $5,420.00	110,446,000	200	510,000
Total Put Options			1,273,687
TOTAL PURCHASED OPTIONS (Cost $2,421,963)			1,273,687

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%		Shares
First American Government Obligations Fund - Class X, 5.23% (d)		5,225,547	5,225,547
TOTAL SHORT-TERM INVESTMENTS (Cost $5,225,547)			5,225,547

TOTAL INVESTMENTS - 100.1% (Cost $130,878,871)			143,932,727
Liabilities in Excess of Other Assets - (0.1)%			(113,155)
TOTAL NET ASSETS - 100.0%			$143,819,572

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Core Alternative ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$133,805,238	$–	$–	$133,805,238
Real Estate Investment Trusts	3,628,255	–	–	3,628,255
Purchased Options	–	1,273,687	–	1,273,687
Money Market Funds	5,225,547	–	–	5,225,547
Total Investments	$142,659,040	$1,273,687	$–	$143,932,727

Refer to the Schedule of Investments for additional information.